Income and Social Contribution Taxes (Tables)	12 Months Ended
Jun. 30, 2026
Income and Social Contribution Taxes [Abstract]
Schedule of Deferred Income Tax and Social Contribution Tax Assets and Liabilities

Deferred income tax and social contribution tax assets and liabilities as of June 30, 2026, and 2025 are as follows:

	2026	2025
Assets
Tax carryfoward losses	268,866	205,319
Biological assets	78	-
Financial lease	53,498	43,653
Contingency, bonuses and fair value	31,708	30,747
Derivative financial instruments	334	560
Allowance for expected credit losses	726	726
Difference in cost of farms	170	170
Share-based incentive plan (ILPA)	1,462	1,085
Provision of other accounts payable and receivable	1,357	2,798
Impairment of investment	1,654	1,654
Subscription warrant	-	43
	359,853	286,755
Liabilities
Noncurrent
Biological assets	15,124	25,149
Present value adjustment and other provisions	7,311	7,138
Derivative financial instruments	3,145	2,950
Surplus on investment	1,733	1,733
Costs of transactions	2,126	1,949
Provision of residual value and useful life of PPE assets	9,652	7,602
Accelerated depreciation of assets for rural activity	105,275	92,428
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma	18,426	18,541
	162,792	157,490
Net balance	197,061	129,265

The balances are presented in the balance sheet as follows:

Net deferred assets	229,292	166,145	88,031
Net deferred liabilities	(32,231)	(36,880)	(19,719)

The net change in deferred income tax is as follows:

At June 30, 2024	68,312

Tax carryforward losses	41,966
Adjustments in biological assets and agricultural products	11,681
Financial lease	6,097
Provisions for contingency and fair value	1,831
Derivative financial instruments	(21,665)
Costs of transactions	669
Provision for other accounts payable and receivable	2,125
Accelerated depreciation of assets for rural activity	(10,261)
Deferred taxes on goodwill	(135)
Share-based incentive plan (ILPA)	473
Temporary differences related to PPE	(625)
Acquisitions - business combination (Note 2.3)	28,797
At June 30, 2025	129,265

Tax losses	63,547
Adjustments in biological assets and agricultural products	10,103
Financial lease	9,845
Provisions for contingency and fair value	788
Derivative financial instruments	(421)
Costs of transactions	(177)
Provision for other accounts payable and receivable	(1,441)
Accelerated depreciation of assets for rural activity	(12,847)
Fair value of other significant liabilities	(43)
Deferred taxes on goodwill	115
Share-based incentive plan (ILPA)	377
Temporary differences related to PPE	(2,050)
At June 30, 2026	197,061

The expected realization of deferred tax assets are as follows:

2026
2026	33,359
2027	11,220
2028	19,199
2029	40,316
2030 to 2035	255,759
359,853

Schedule of Net Change in Deferred Income Tax

The net change in deferred income tax is as follows:

At June 30, 2024	68,312

Tax carryforward losses	41,966
Adjustments in biological assets and agricultural products	11,681
Financial lease	6,097
Provisions for contingency and fair value	1,831
Derivative financial instruments	(21,665)
Costs of transactions	669
Provision for other accounts payable and receivable	2,125
Accelerated depreciation of assets for rural activity	(10,261)
Deferred taxes on goodwill	(135)
Share-based incentive plan (ILPA)	473
Temporary differences related to PPE	(625)
Acquisitions - business combination (Note 2.3)	28,797
At June 30, 2025	129,265

Tax losses	63,547
Adjustments in biological assets and agricultural products	10,103
Financial lease	9,845
Provisions for contingency and fair value	788
Derivative financial instruments	(421)
Costs of transactions	(177)
Provision for other accounts payable and receivable	(1,441)
Accelerated depreciation of assets for rural activity	(12,847)
Fair value of other significant liabilities	(43)
Deferred taxes on goodwill	115
Share-based incentive plan (ILPA)	377
Temporary differences related to PPE	(2,050)
At June 30, 2026	197,061

Schedule of Expected Realization of Deferred Tax Assets	he expected realization of deferred tax assets are as follows:
2026
2026	33,359
2027	11,220
2028	19,199
2029	40,316
2030 to 2035	255,759
359,853

Schedule of Income and Social Contribution Expenses
	2026	2025	2024
Income before income and social contribution taxes	(147,302)	124,648	191,515
Combined nominal rate of income tax and social contribution taxes – %	34%	34%	34%
	50,083	(42,380)	(65,115)

Share of loss in a Joint Venture	(2)	(484)	(20)
Management bonus	(619)	(726)	(596)
Fair value variation of accounts receivable from sale of farms	3,404	3,744	(657)
Non-deductible expenses	(34)	(48)	(140)
Net effect of profit taxed abroad	-	(107)	(307)
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	7,755	56,057	96,914
Other permanent addition/exclusion	(3,294)	(2,685)	5,273

Income and social contribution taxes for the year	57,293	13,371	35,352

Current	(10,503)	(19,315)	(23,474)
Deferred	67,796	32,686	58,826
	57,293	13,371	35,352
Effective tax rate	-39%	11%	18%

(*)	For some real estate agencies, income tax is measured based on the presumed profit regime as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% from sale of farms and 100% for other earnings). This results in taxing the profit of subsidiaries at rate a lower rate than if taxable profit were based on pretax results on the accounting records.